Plan Merger	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Plan Merger [Line Items]
Plan Merger	Plan Merger
On December 26, 2023, the Entertainment One 401(k) was terminated with the sale of the Plan Sponsor’s eOne film and television business. As part of the termination, the Entertainment One 401(k) plan was converted into the Plan. In March 2024, the Entertainment One 401(k) Plan transferred its assets into the Plan. Total assets transferred from the Entertainment One 401(k) Plan were $1,919,898. There were no transfers into the plan in 2025.